PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

12)  PROPERTY, PLANT AND EQUIPMENT

a) Accounting policy

It is measured at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met and is stated net of ICMS (State VAT) credits, which were recorded as recoverable taxes.

Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the statement of income as incurred.

The present value of the expected cost for the decommissioning of property, plant and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 19) and depreciated over the useful lives of the related assets, which do not exceed the lease term.

Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses. The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate. Useful lives in terms of depreciation rates are reviewed annually by the Company.

Property, plant and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off (measured as the difference between the net disposal proceeds and the carrying amount) are recognized in the statement of income in the year in which the asset is written off.

b) Critical estimates and judgments

The accounting treatment of investment in fixed assets includes estimating the useful life period for depreciation purposes, particularly for assets acquired in business combinations.

Useful life determination requires estimates regarding the expected technological developments and alternative uses of assets. The hypotheses related to the technological aspect and its future development imply a significant level of analysis, considering the difficulties in forecasting the time and nature of future technological changes.

An impairment loss exists when the carrying amount of an asset or Cash-Generating Unit (“CGU”) exceeds its recoverable amount, which is the higher of fair value less costs to sell and value in use. The calculation of fair value less costs to sell is based on available information from sales transactions of similar assets or market prices less additional costs to dispose of the asset. The calculation of the value in use is based on the discounted cash flow model. The recoverable amount is sensitive to the discount rate used in the discounted cash flow method, as well as the expected future cash receipts and the growth rate used for extrapolation purposes.

The Company periodically reviews the performance of the defined CGU in order to identify a possible devaluation. The determination of the recoverable value of the CGU also includes the use of assumptions and estimates and requires a significant degree of judgment and criterion.

c) Breakdown and changes

We present a brief description of the main items that make up fixed assets.

•

Switching and transmission media equipment: Includes switching and control centers, gateway, platforms, base radio station, microcells, minicells, repeaters, antennas, radios, access networks, concentrators, cables, TV equipment and other switching and transmission media equipment.

•	Terminal/modem equipment: Includes cellphones and modems (rent and free lease), CPCT, public telephones and other terminal equipment.
•	Infrastructure: This includes buildings, elevators, central air conditioning equipment, towers, posts, containers, energy equipment, land piping, support and protectors, leasehold improvements, etc.
•

Other fixed asset items: These include vehicles, repair and construction tools and instruments, telesupervision equipment, IT equipment, testing and measurement equipment, fixtures and other goods for general use.

							Assets and
	Switching and	Terminal					facilities
	transmission	equipment /			Other	Estimated	under
	equipment	modems	Infrastructure	Land	P&E	losses (1)	construction	Total
Balances and changes:
Balance on 12.31.18	24,668,212	2,571,084	3,769,088	314,832	836,107	(156,892)	2,112,896	34,115,327
Initial adoption IFRS 16 effects (2)	91,836	—	8,526,236	—	—	—	—	8,618,072
Additions	114,517	142,975	1,790,185	—	258,854	(20,465)	6,576,296	8,862,362
Write-offs, net (3)	(17,069)	(268)	(139,857)	(5,735)	(2,182)	3,540	(21,750)	(183,321)
Net transfers	4,265,573	1,299,368	504,010	—	88,100	—	(6,242,551)	(85,500)
Transfers of goods destined for sale (4)	(1,183)	—	(248,175)	(30,585)	(67,143)	—	(340)	(347,426)
Subletting (5)	—	—	(10,310)	—	—	—	—	(10,310)
Depreciation (Note 25)	(3,936,572)	(1,426,890)	(2,471,456)	—	(297,234)	—	—	(8,132,152)
Business combinations (Note 1 c)	—	9	343	—	10,551	(691)	—	10,212
Balance on 12.31.19	25,185,314	2,586,278	11,720,064	278,512	827,053	(174,508)	2,424,551	42,847,264
Additions	78,021	77,933	4,517,747	—	195,449	—	5,680,707	10,549,857
Write-offs, net (3)	(7,719)	(170)	(306,219)	(5,483)	(2,870)	10,751	(16,533)	(328,243)
Net transfers	3,850,578	1,276,846	341,553	—	20,857	4,732	(5,682,742)	(188,176)
Subletting (5)	—	—	(2,115)	—	—	—	—	(2,115)
Capital contribution to CyberCo Brasil (note 1.c)	(5)	—	—	—	(15,553)	(680)	—	(16,238)
Depreciation (Note 25)	(4,034,228)	(1,464,041)	(2,731,627)	—	(279,860)	—	—	(8,509,756)
Balance on 12.31.20	25,071,961	2,476,846	13,539,403	273,029	745,076	(159,705)	2,405,983	44,352,593

Balance on 12.31.19
Cost	83,028,079	19,329,470	26,269,769	278,512	5,218,153	(174,508)	2,424,551	136,374,026
Accumulated depreciation	(57,842,765)	(16,743,192)	(14,549,705)	—	(4,391,100)	—	—	(93,526,762)
Total	25,185,314	2,586,278	11,720,064	278,512	827,053	(174,508)	2,424,551	42,847,264

Balance on 12.31.20
Cost	86,709,680	20,569,803	30,633,254	273,029	5,380,579	(159,705)	2,405,983	145,812,623
Accumulated depreciation	(61,637,719)	(18,092,957)	(17,093,851)	—	(4,635,503)	—	—	(101,460,030)
Total	25,071,961	2,476,846	13,539,403	273,029	745,076	(159,705)	2,405,983	44,352,593
(1)

The Company and its subsidiaries recognized estimated losses and write-offs (when applicable) for potential obsolescence of materials used for property and equipment maintenance, based on historical experience and expected future use.

(2)On January 1, 2019, the Company adopted IFRS 16, which requires lessees to recognize assets and liabilities arising from all leases (except short-term leases and leases of low-value assets) in the statement of financial position (Note 20). Before the leases were recognized under IAS 17 - Leases and classified in accordance with IAS 17 qualitative and quantitative criteria as operating leases (with lease payments recognized on the straight-line basis) or finance leases. The Company transitioned to IFRS 16 using the modified retrospective approach. The comparative information for prior-year periods was not restated. The adoption of this new standard gave rise to right of use assets and the corresponding lease liabilities of R$8,618,072 thousand as of January 1, 2019.

(3)In infrastructure, includes the amounts of R$288,603 and R$105,952 as of December 31, 2020 and 2019, respectively, referring to the cancellation of lease agreements.

(4)Refers to goods sold from the Tamboré and Curitiba (CIC) data centers, sold to a company controlled by Asterion Industrial Partners SGEIC, SA, according to the agreement entered into by the Company on May 8, 2019 and concluded with the discharge on July 24, 2019.

It also includes the assets intended for sale, resulting from the agreement entered into by the Company on November 28, 2019, for the sale of 1,909 structures (rooftops and towers) owned by the Company to Telxius Torres Brasil Ltda (Note  10).

(5)Refers to the lease for structures (towers and rooftops) in 2020 and for areas in the Curitiba data center in 2019.

d) Depreciation rates

In the years ended December 31, 2020 and 2019, the Company performed valuations of useful lives applied to its property, plant and equipment using the direct comparative method of market data.

For the year ended December 31, 2020, the results of these evaluations did not indicate the need for changes in useful life and annual depreciation rates.

For the year ended December 31, 2019, the results of these evaluations indicated the need for changes in the useful life and annual depreciation rates of some items in the asset classes and, these changes in the accounting estimate, caused an increase in depreciation expenses of R$283,552  in  2019.

The table below shows the annual depreciation rates for the years ended December 31, 2020 and 2019, except for leasing assets (presented in the Note 12.e).

Description
Switching and transmission equipment and media	2.50% to 25.00%
Terminal equipment / modems (1)	6.67% to 66.67%
Infrastructure	2.50% to 66.67%
Other P&E assets	10.00% to 25.00%

(1)Includes lending handsets, with annual depreciation rates of 25.00% to 50.00%.

e) Additional information on leases

The Company recognizes the right-of-use assets on the lease start date (that is, on the date the asset is available for use). The rights of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurement of lease liabilities.

The Company acts as a lessee in a significant number of lease agreements on different assets, such as structures (towers and rooftops) and the respective land where they are located; sites built in the Built to Suit (“BTS”) modality for installing antennas and other equipment and means of transmission; computer equipment; offices, shops and commercial properties. The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low value assets, as permitted by IFRS 16.

Below, we present the movement of leases, already included in the tables for the movement of fixed assets (Note 12.c). This information includes the amounts of leases covered by IAS 17 and the provision for dismantling for these leases.

	Switching and
	transmission
	equipment	Infrastructure	Other	Total

Annual depreciation rate (%)	5.00 to 92.31	3.13 to 92.31	20.00

Balances and changes:
Balance on 12.31.18 (1)	186,554	189,455	10,950	386,959
Initial Adoption in 01.01.19	91,836	8,526,236	—	8,618,072
Additions	107,108	1,696,833	—	1,803,941
Subletting (Note 12.c)	—	(10,310)	—	(10,310)
Depreciation (IAS 17)	(13,540)	(35,181)	(7,730)	(56,451)
Write-offs, net (IAS 17)	—	(2,098)	—	(2,098)
Depreciation (IFRS 16)	(25,652)	(1,857,298)	—	(1,882,950)
Cancellation of contracts	—	(105,952)	—	(105,952)
Balance on 12.31.19	346,306	8,401,685	3,220	8,751,211
Additions	55,904	4,394,809	10,564	4,461,277
Subletting (Note 12.c)	—	(2,115)	—	(2,115)
Depreciation (IAS 17)	(13,540)	(30,277)	(3,220)	(47,037)
Write-offs, net (IAS 17)	—	(4,902)	—	(4,902)
Depreciation (IFRS 16)	(30,159)	(2,148,260)	(183)	(2,178,602)
Cancellation of contracts	(420)	(288,603)	—	(289,023)
Balance on 12.31.20	358,091	10,322,337	10,381	10,690,809

(1)Refers to lease amounts covered by IAS 17 and the provision for dismantling for these leases.

f) Property and equipment items pledged in guarantee

On December 31, 2020, the Company had property and equipment pledged in guarantee for lawsuits, of R$85,172  (R$81,416 on December 31, 2019).

g) Reversible assets

The STFC service concession arrangement establishes that all assets owned by the Company and that are indispensable to the provision of the services described in the arrangement are considered “reversible” (returnable to the concession authority). On December 31, 2020, estimated residual value of reversible assets was R$6,711,435  (R$7,364,456 on December 31, 2019), which comprised switching and transmission equipment and public use terminals, external network equipment, energy, system and operational support equipment.